Financial Instruments - Schedule of Derivative Hedging Activities (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($) ¥ / $	Mar. 31, 2025 USD ($) ¥ / $	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 JPY (¥)
Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional				¥ 55,000		¥ 130,000
Cash flow hedges | Interest risk | Forward interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional		$ 1,000				50,000
Cash flow hedges | Interest risk | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional				829,089		1,103,099
Carrying amount – liabilities				(156,818)		¥ (70,291)
Cash flow hedges | Currency and interest risk | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional | $	$ 5,750	5,750
Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Notional		6,506			€ 6,632
Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional		863			€ 1,000
Net investment hedges | Currency and interest risk | Foreign currency denominated bonds
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 2,000		€ 6,627
United States Dollar | Cash flow hedges | Interest risk | Forward interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets | $		650
Carrying amount – liabilities | $		$ 7
Average rate of hedging instrument		4.20%			4.20%	4.20%
United States Dollar | Cash flow hedges | Currency and interest risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				155,015
Carrying amount – liabilities				¥ 0
United States Dollar | Cash flow hedges | Currency and interest risk | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets						¥ 68,154
Carrying amount – liabilities						¥ 0
Average rate of hedging instrument		0.11%			0.11%	0.11%
Average foreign exchange rate | ¥ / $	134.62	134.62
United States Dollar | Cash flow hedges | Currency and interest risk | Interest Rate And Currency Swap Netting
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	(0.11%)		(0.11%)	(0.11%)
United States Dollar | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets						¥ 0
Carrying amount – liabilities						969,495
United States Dollar | Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets						1,673
Carrying amount – liabilities						0
United States Dollar | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				¥ 0
Carrying amount – liabilities				319,166
JPY | Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				1,803		1,412
Carrying amount – liabilities				¥ 0		¥ 0
Average rate of hedging instrument	1.70%	1.04%	1.70%	1.70%	1.04%	1.04%
JPY | Cash flow hedges | Interest risk | Forward interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets						¥ 119
Carrying amount – liabilities						¥ 37
Average rate of hedging instrument		1.32%			1.32%	1.32%
Euro | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets						¥ 0
Carrying amount – liabilities						1,070,017
Euro | Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets						0
Carrying amount – liabilities						¥ 175
Euro | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets				¥ 0
Carrying amount – liabilities				¥ 1,212,915